Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt [Abstract]
Long-Term Debt
The amounts of long-term debt shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2022 and June 30, 2023, are analyzed as follows:

Loan facilities	Borrowers	As of December 31, 2022	As of June 30, 2023
$18.0 Million Term Loan Facility	Rocket- Gamora	13,250,000	5,930,000
Total long-term debt		$13,250,000	$5,930,000
Less: Deferred financing costs		(180,526)	(65,451)
Total long-term debt, net of deferred finance costs		13,069,474	5,864,549

Presented:
Current portion of long-term debt		$2,700,000	$1,345,600
Less: Current portion of deferred finance costs		(93,698)	(40,683)
Current portion of long-term debt, net of deferred finance costs		$2,606,302	$1,304,917

Non-Current portion of long-term debt		10,550,000	4,584,400
Less: Non-Current portion of deferred finance costs		(86,828)	(24,768)
Non-Current portion of long-term debt, net of deferred finance costs		$10,463,172	$4,559,632

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangement as of June 30, 2023, required to be made after the balance sheet date, are as follows:

Twelve-month period ending June 30,	Amount
2024	$1,345,600
2025	4,584,400
Total long-term debt	$5,930,000